Subsequent Events Level 4 Subsequent Event - Acquisition (Details) (Chester Wood Products LLC and Moncure Plywood LLC [Member], Subsequent Event [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2013	Jul. 18, 2013
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Purchase price for acquisition	$ 102.0
Escrow [Member]
Subsequent Event [Line Items]
Purchase price for acquisition	5.1
Cash [Member]
Subsequent Event [Line Items]
Purchase price for acquisition	77.0
Asset-based revolving credit facility [Member]
Subsequent Event [Line Items]
Purchase price for acquisition	$ 25.0